Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	AURORA INNOVATION, INC.
Entity Central Index Key	0001828108
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Amendment Description	AMENDMENT NO. 1